Intangibles, Net (Tables)	12 Months Ended
Jun. 30, 2017
Intangibles, Net [Abstract]
Summary of intangible assets
	June 30, 2017	June 30, 2016
Land use rights under capital lease	$4,746,119	$4,843,458
Less: accumulated amortization	(472,082)	(425,701)
Less: impairment reserve	(2,208,668)	(2,253,966)
Total	$2,065,369	$2,163,791

Schedule of estimated amortization expenses
Year ending June 30,	Estimated amortization expense

2018	$49,727
2019	49,727
2020	49,727
2021	49,727
2022	49,727
Thereafter	1,816,734
Total	$2,065,369